Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	SCT Total Compensation for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Cumulative TSR ($)(3)	Peer Group Cumulative TSR ($)(4)	Net Income (Loss) ($) (in '000s)(5)	Operating Cash Flows ($) (in '000s)(6)
2023	20,645,327	18,808,306	3,790,209	3,432,177	70.76	246.68	(127,597)	308,471
2022	14,877,151	3,156,802	2,098,057	799,889	58.71	206.01	(192,572)	206,971
2021	14,808,920	11,178,721	3,926,577	2,922,122	96.19	180.24	134,150	(148,454)
2020	8,156,049	9,549,387	2,797,146	1,946,058	100.70	120.70	152,337	172,772

Company Selected Measure Name	operating cash flow
Named Executive Officers, Footnote	The dollar amounts reported in column (b) and (d) are the amounts reported for Mr. Tutor and, for the NEOs other than Mr. Tutor as a group, the average of the amounts reported for such individuals as a group, in each case, for each of the corresponding years in the “Total” column of the SCT. Other NEOs for 2023 included Mr. Soroka, Mr. Smalley, Mr. Ariqat, Mr. Smithson and Ms. Hallgren. Other NEOs for 2022 included Mr. Smalley, Mr. Ariqat, Mr. James A. Frost, Ms. Hallgren and Mr. Smithson. Other NEOs for 2021 included Mr. Smalley, Mr. Frost, Ms. Hallgren and Mr. Smithson. Other NEOs for 2020 included Mr. Smalley, Mr. Frost, Ms. Hallgren and Mr. Jean J. Abiassi.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Dow Jones U.S. Heavy Construction Index.
PEO Total Compensation Amount	$ 20,645,327	$ 14,877,151	$ 14,808,920	$ 8,156,049
PEO Actually Paid Compensation Amount	$ 18,808,306	3,156,802	11,178,721	9,549,387
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in columns (c) and (e) represent the amount of compensation actually paid (“CAP”) to the CEO and average CAP to all other NEOs, as a group, respectively, in each case as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by these individuals. CAP is calculated for a given fiscal year by adjusting the officer’s total compensation, as reported in the “Total” column of the SCT, for certain amounts related to equity awards as described with respect to 2023 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
Name and Year	SCT Total ($)	Less: Amounts Reported as "Stock Awards" in the SCT ($)	Less: Amounts Reported as "Option Awards" in the SCT ($)	Add: Year End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Fair Value at the End of the Prior Year of Equity Awards that Forfeited in the Current Year ($)	Compensation Actually Paid ($)
CEO
Ronald N. Tutor
2023	20,645,327	(10,666,084)	—	8,305,442	333,481	—	220,498	(30,358)	18,808,306
Aggregate Average Information
Other NEOs
2023	3,790,209	(1,446,959)	(38,200)	864,350	32,529	226,675	6,211	(2,638)	3,432,177

Non-PEO NEO Average Total Compensation Amount	$ 3,790,209	2,098,057	3,926,577	2,797,146
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,432,177	799,889	2,922,122	1,946,058
Adjustment to Non-PEO NEO Compensation Footnote
(2)The dollar amounts reported in columns (c) and (e) represent the amount of compensation actually paid (“CAP”) to the CEO and average CAP to all other NEOs, as a group, respectively, in each case as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by these individuals. CAP is calculated for a given fiscal year by adjusting the officer’s total compensation, as reported in the “Total” column of the SCT, for certain amounts related to equity awards as described with respect to 2023 below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
Name and Year	SCT Total ($)	Less: Amounts Reported as "Stock Awards" in the SCT ($)	Less: Amounts Reported as "Option Awards" in the SCT ($)	Add: Year End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date for Awards Granted and Vested in the Current Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Fair Value at the End of the Prior Year of Equity Awards that Forfeited in the Current Year ($)	Compensation Actually Paid ($)
CEO
Ronald N. Tutor
2023	20,645,327	(10,666,084)	—	8,305,442	333,481	—	220,498	(30,358)	18,808,306
Aggregate Average Information
Other NEOs
2023	3,790,209	(1,446,959)	(38,200)	864,350	32,529	226,675	6,211	(2,638)	3,432,177

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 70.76	58.71	96.19	100.70
Peer Group Total Shareholder Return Amount	246.68	206.01	180.24	120.70
Net Income (Loss)	$ (127,597,000)	$ (192,572,000)	$ 134,150,000	$ 152,337,000
Company Selected Measure Amount	308,471,000	206,971,000	(148,454,000)	172,772,000
PEO Name	Mr. Tutor
Additional 402(v) Disclosure	The cumulative TSR for the Company and the Company’s peer group is calculated, assuming a fixed investment of $100 on December 31, 2019 (which represents the last trading day before the earliest fiscal year as reported in the above table).The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.The most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2023 to Company performance (other than TSR, which is already included in the above Pay Versus Performance Table) is operating cash flow, as reported in the Company’s Consolidated Statements of Cash Flows as reported within its audited financial statements under the caption “Net Cash Provided by (Used in) Operating Activities” for each applicable year.
Analysis of NEO Compensation Actually Paid vs. Cumulative TSR, Net Income (Loss) and Operating Cash Flow

As discussed further in the section titled “Compensation Discussion and Analysis”, the primary elements of compensation for NEOs include base salary, non-equity annual incentive compensation, and long-term equity-based incentives, which can include time-based and performance-based equity awards.

Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR;
Measure:: 2
Pay vs Performance Disclosure
Name	Operating cash flow;
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax income;
Measure:: 4
Pay vs Performance Disclosure
Name	Stock price growth
PEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,666,084)
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,305,442
PEO | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	333,481
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,498
PEO | Equity Awards That Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,358)
Non-PEO NEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,446,959)
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,200)
Non-PEO NEO | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,350
Non-PEO NEO | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,529
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,675
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,211
Non-PEO NEO | Equity Awards That Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,638)